Borrowings	12 Months Ended
Dec. 31, 2024
Short-Term Debt [Abstract]
Borrowings

11. BORROWINGS

As of December 31, 2023 and 2024, the Group had short-term borrowings primarily from banks with weighted average interest rates of approximately 3.6% and 5.6% per annum, respectively. The group also had long-term borrowing from banks with average interest rate of 4.3% and 3.9% per annum as of December 31, 2023 and 2024. Such borrowings are denominated in RMB and USD. All of the borrowings are designated to support the Group’s general operation or construction in progress and could not be used to fund the Group's financing receivables.

The Group’s certain short-term borrowings, amounting to RMB100 million and RMB49.8 million, as of December 31, 2023 and 2024, respectively, are collateralized by a pledge of the Group’s time deposits. As of December 31, 2023 and

2024, the outstanding balance of short-term borrowings was secured by RMB100 million and RMB50.0 million time deposits of the Group pledged as collateral, respectively.

The Group’s long-term borrowings, amounting to RMB524 million and RMB585 million, as December 31, 2023 and 2024, are collateralized by a pledge of the Group’s land use right.